Accounts payable and other liabilities	12 Months Ended
Dec. 31, 2018
Accounts payable and other liabilities [abstract]
Accounts payable and other liabilities
28	Accounts payable and other liabilities

Accounts payable and other liabilities comprised:

	As at 31 December
	2018	2017
Accounts and notes payable	14,683,707	15,496,475
Payables to contractors for construction	12,353,097	14,491,632
Retention payables to contractors	1,557,737	2,008,106
Amounts received in advance	-	1,504,926
Accrued interests	1,152,767	947,302
Others	5,391,372	4,451,691

Total	35,138,680	38,900,132

Please refer to Note 37(a)(iv) for details of accounts payable and other liabilities due to the related parties.

As at 31 December 2018 and 2017, there were no notes payable secured by notes receivable.

The carrying amounts of financial liabilities (excluding amounts received in advance) included in accounts payable and other liabilities are denominated in the following currencies:

	As at 31 December
	2018	2017

RMB	33,354,665	36,399,243
S$ (RMB equivalent)	561,064	556,881
US$ (RMB equivalent)	1,075,678	436,358
JPY (RMB equivalent)	10,088	2,469
EUR (RMB equivalent)	-	255
PKR (RMB equivalent)	137,185	-

Total	35,138,680	37,395,206

The ageing analysis of accounts and notes payable was as follows:

	As at 31 December
	2018	2017

Within 1 year	14,423,179	15,201,380
Between 1 to 2 years	143,514	196,082
Over 2 years	117,014	99,013

Total	14,683,707	15,496,475